Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000244420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000244420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000244420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244420 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000244421 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244421 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%